[WRL LETTERHEAD]






January 3, 2003



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	Western Reserve Life Assurance Co. of Ohio
	WRL Series Annuity Account
	WRL Freedom Variable Annuity
	File No. 33-24856/811-5672

	CIK No. 0000841056

Dear Sir or Madam:

	On behalf of Western Reserve Life Assurance Co. of Ohio ("Western Reserve") and the WRL Series Annuity Account (the "Account"),
 we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the prospectus and statement of additional information ("SAI"), as supplemented, for certain deferred variable annuity contracts offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of the SAI contained in the Form N-4 Registration Statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on December 27, 2002 via EDGAR.

	If you have any questions or concerns, please contact Compliance Supervisor Carrie Bekker, CLA, at (727) 299-1913 or me at (727) 299-1824.

							Very truly yours,


							/s/ John K. Carter
							John K. Carter
							Vice President and Senior Counsel

cc:	Mary Jane Wilson-Bilik, Esq.